Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments:
Debt Securities, available-for-sale, net of allowance for credit losses of $23 and $9 at December 31, 2022 and 2021, respectively (amortized cost: 2022 $48,198; 2021 $49,132)	$ 41,913	$ 51,289
Debt Securities, at fair value under fair value option	159	164
Equity securities, at fair value	359	257
Mortgage loans, net of allowance for credit losses of $95 and $94 at December 31, 2022 and 2021, respectively	10,967	11,482
Mortgage loans, at fair value under fair value option	582	0
Policy loans (including $3,419 and $3,467 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	4,376	4,474
Freestanding derivative instruments	1,270	1,417
Other invested assets	2,817	2,620
Total investments	62,443	71,703
Cash and cash equivalents	3,934	1,799
Accrued investment income	501	496
Deferred acquisition costs	13,407	14,246
Reinsurance recoverable, net of allowance for credit losses of $15 and $12 at December 31, 2022 and 2021, respectively	29,670	33,169
Deferred income taxes, net	315	909
Receivables from affiliates	179	197
Other assets	734	652
Separate account assets	195,906	248,949
Total assets	307,089	372,120
Liabilities
Reserves for future policy benefits and claims payable	14,255	18,654
Other contract holder funds	57,986	58,494
Funds withheld payable under reinsurance treaties (including $3,582 and $3,639 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	22,957	29,007
Long-term debt	470	494
Repurchase agreements and securities lending payable	1,045	1,586
Collateral payable for derivative instruments	689	913
Freestanding derivative instruments	2,065	41
Other liabilities	1,668	1,946
Separate account liabilities	195,906	248,949
Total liabilities	297,041	360,084
Commitments, Contingencies, and Guarantees
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common stock, $1.15 par value; authorized 50,000 shares; issued and outstanding 12,000 shares	14	14
Additional paid-in capital	5,364	5,964
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(652) in 2022 and $194 in 2021	(5,311)	1,890
Retained earnings	9,981	4,168
Total shareholder's equity	10,048	12,036
Total liabilities and equity	$ 307,089	$ 372,120